Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted net loss per common share	$ (0.32)	$ (0.84)	$ (1.00)
Weighted average common shares used in computing diluted net loss per common share	38,176,020	19,682,643	11,901,636